RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Short-Term
Allowances for advances to growers and suppliers	$ (17,018)	$ (15,817)
Net advances to growers and suppliers	112,517	106,864
Long-Term
Net advances to growers and suppliers	15,349	10,486
Secured advances
Short-Term
Gross advances to growers and suppliers	73,550	66,485
Allowances for advances to growers and suppliers	(13,771)	(12,534)
Long-Term
Gross advances to growers and suppliers	10,770	8,317
Allowance for advances to growers and suppliers	(599)	0
Unsecured advances
Short-Term
Gross advances to growers and suppliers	55,985	56,196
Allowances for advances to growers and suppliers	(3,247)	(3,283)
Long-Term
Gross advances to growers and suppliers	8,335	5,316
Allowance for advances to growers and suppliers	$ (3,157)	$ (3,147)